Other Liabilities - Borrowings (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 386	$ 361
Encumbrance on real estate - maturing in 2029
Disclosure of detailed information about borrowings [line items]
Borrowed funds	318	294
Encumbrances on real estate in US Dollars, Maturing in 2024
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 68	$ 67